Employee Benefit Plans (Details 11) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 659
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(441)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	7,010
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (5,244)